Earnings per share - Text Details (Detail) - € / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [Abstract]
Dividends paid, ordinary shares per share	[1]	€ 0.85	€ 0.85	€ 0.85
Number of shares issued		39,334,938	14,174,568	6,345,968

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.